INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2022
INCOME TAXES
Schedule of loss before income taxes

	For the six months ended June 30,
	2021	2022	2022
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Non-PRC	(43,002)	(17,725)	(2,646)
PRC	(14,731)	(33,220)	(4,961)
Total	(57,733)	(50,945)	(7,607)

Schedule of current and deferred components of income tax benefit

	For the six months ended June 30,
	2021	2022	2022
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Current tax provision	—	(28)	(4)
Deferred tax benefit	44	2,158	322
Total	44	2,130	318

Schedule of reconciliation of tax computed by applying the statutory income tax rate to income tax benefit

	For the six months ended June 30,
	2021	2022	2022
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Loss before income taxes	(57,733)	(50,945)	(7,607)
Income tax benefit computed at the statutory income tax rate at 25%	14,433	12,736	1,901
Non-deductible expenses	(69)	(2,762)	(412)
International rate differences	(9,387)	(3,402)	(508)
Preferential tax rate differences	(353)	(545)	(81)
Change in valuation allowance	(4,580)	(3,897)	(582)
Income tax benefit	44	2,130	318

Schedule of components of deferred taxes

	December 31,	June 30,
	2021	2022	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Deferred tax assets:
Net loss carryforward	40,986	44,428	6,633
Accrued expenses	1,460	1,862	278
Provision for doubtful accounts	1,012	1,064	159
Valuation allowance	(43,458)	(47,354)	(7,070)
Total deferred tax assets.	—	—	—

Deferred tax liabilities:
Long-lived assets arising from acquisitions	(2,158)	—	—
Total deferred tax liabilities.	(2,158)	—	—